Transaction Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, current	$ 44.4	$ 32.8
Revenue recognized included in contract liabilities	$ 19.8	$ 18.4	$ 8.2